Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.4%
2,655	iShares Core S&P 500 ETF	$1,204,600	4.9
12,678	Vanguard Emerging Markets ETF	662,172	2.7
71,267	Vanguard FTSE Developed Markets ETF	3,738,667	15.0
6,826	Vanguard Mid-Cap ETF	1,691,073	6.8

	Total Exchange-Traded Funds
	(Cost $6,928,565)	7,296,512	29.4

MUTUAL FUNDS: 70.5%
	Affiliated Investment Companies: 17.0%
69,875	Voya Intermediate Bond Fund - Class P3	728,796	2.9
60,040	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	931,227	3.8
119,296	Voya Multi-Manager International Equity Fund - Class P3	1,776,316	7.2
66,135	Voya Multi-Manager International Factors Fund - Class P3	774,444	3.1
		4,210,783	17.0

	Unaffiliated Investment Companies: 53.5%
246,479	TIAA-CREF S&P 500 Index Fund - Institutional Class	12,348,578	49.7
33,186	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	936,188	3.8
		13,284,766	53.5

	Total Mutual Funds
	(Cost $15,301,769)	17,495,549	70.5

	Total Investments in Securities (Cost $22,230,334)	$24,792,061	99.9
	Assets in Excess of Other Liabilities	20,057	0.1
	Net Assets	$24,812,118	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,296,512	$–	$–	$7,296,512
Mutual Funds	$17,495,549	$–	$–	$17,495,549
Total Investments, at fair value	$24,792,061	$–	$–	$24,792,061

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$675,566	$58,605	$(13,080)	$7,705	$728,796	$5,654	$(384)	$-
Voya Large Cap Growth Fund - Class P3	-	-	-	-	-		-	-
Voya Large Cap Value Fund - Class P3	-	-	-	-	-		-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,109,692	128,789	(217,317)	(89,937)	931,227		51,405	-
Voya Multi-Manager International Equity Fund - Class P3	1,531,387	303,882	(58,727)	(226)	1,776,316		18,936	-
Voya Multi-Manager International Factors Fund - Class P3	666,974	130,261	(29,094)	6,303	774,444		4,422	-
	$3,983,619	$621,537	$(318,218)	$(76,155)	$4,210,783	$5,654	$74,379	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $22,236,728.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,598,564
Gross Unrealized Depreciation	(43,231)
Net Unrealized Appreciation	$ 2,555,333